SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
Dynamic Asset Allocation Fund
(the "Funds")

Supplement dated July 17, 2015
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2014 as amended on
November 14, 2014, December 24, 2014, January 15, 2015, January 29, 2015, February 6,
2015, March 30, 2015, April 1, 2015 and April 13, 2015

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers for the Large Cap Diversified Alpha Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Diversified Alpha Fund, the text relating to AJO, LP is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford S. Asness, Ph.D., M.B.A	Since 2015	Managing & Founding Principal & Chief Investment Officer
	Jacques A. Friedman, M.S.	Since 2015	Principal and & Head of Global Stock Selection
	Ronen Israel, M.A.	Since 2015	Principal
	Lars N. Nielson, M.Sc.	Since 2015	Principal
Coho Partners, Ltd.	Peter A. Thompson	Since 2015	Partner, CIO
	Brian L. Kramp, CFA	Since 2015	Partner, Portfolio Manager & Research Analyst

In addition, under the heading "Large Cap Diversified Alpha Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to AJO, LP is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. Clifford S. Asness, Ph.D., M.B.A., Jacques A. Friedman, M.S., Ronen Israel, M.A. and Lars N. Nielsen, M.Sc. manage the portion of the Large Cap Diversified Alpha Fund's assets allocated to AQR. Dr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and serves as its chief investment officer. Mr. Friedman, Principal, Head of Global Stock Selection, joined AQR at its inception in 1998, and oversees research and portfolio management for the firm's equity products and strategies. Mr. Israel, Principal, joined AQR in 1999 and co-founded the Global Stock Selection team before moving on to found the Global Alternative Premia group, focusing on portfolio management and research. Mr. Nielsen, Principal, joined AQR in 2000, and oversees research in the Global Stock Selection and Global Asset Allocation teams. He is also part of the portfolio management teams for several hedge funds and long-only portfolios.

Coho Partners, Ltd.: Coho Partners, Ltd. ("Coho"), located at 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to a portion of the assets of the Large Cap Diversified Alpha Fund. A team of investment professionals manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to Coho. Peter A. Thompson graduated from Princeton University, with a Bachelor of Arts Degree in Economics, and received his MBA from the University of Virginia's Colgate Darden School of Business Administration. Mr. Thompson joined Kidder, Peabody & Company in 1983. His career moved from sales to research and ultimately to a position of oversight on the Stock Selection Committee and Investment Policy Committee for the firm. In 1989, Mr. Thompson joined the investment-counseling firm of Cooke & Bieler where he oversaw a wide range of research and portfolio responsibilities. In addition to managing stand-alone, separate account portfolios, he played an integral role in the development of three of the firm's mutual funds for which he was also a portfolio manager. In 1999, Mr. Thompson founded Coho where he is a partner, the chief investment officer and serves on the firm's Investment Committee. Brian L. Kramp, CFA, graduated from Muhlenberg College with a Bachelor of Arts Degree in Business Administration and Accounting. He began his investment career as a financial advisor for a regional brokerage firm in Allentown, PA in 1983. Mr. Kramp joined Meridian Bank as a personal trust investment officer in 1985, where he focused on managing individual and institutional accounts. In 1987, he progressed to analyst/portfolio manager for Meridian Investment Company, managing or co-managing several equity funds. Mr. Kramp joined Miller, Anderson, and Sherrerd/Morgan Stanley in 1997 in the role of analyst/portfolio manager. He rose to the position of executive director and enjoyed significant responsibilities at senior levels of portfolio management, equity research and client service on the large cap core and value equity teams. Mr. Kramp joined Coho in June, 2006, where he is a partner, a portfolio manager and research analyst. He serves on the firm's Investment Committee.

There are no other changes in the portfolio management of the Large Cap Diversified Alpha Fund.

Change in Portfolio Management for the Dynamic Asset Allocation Fund

In the chart under the heading "Investment Adviser and Portfolio Manager," under the sub-heading entitled "Management," in the Fund Summary for the Dynamic Asset Allocation Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Robert Specht, CFA	Since 2013	Co-Portfolio Manager

In addition, the paragraph under the sub-heading entitled "Dynamic Asset Allocation Fund," in the section entitled "Investment Adviser and Sub-Advisers," is hereby deleted and replaced with the following:

The Dynamic Asset Allocation Fund is managed, in part, by the following investment professionals of SIMC. James Smigiel has served as Managing Director and Head of Portfolio Strategies Group for SIMC since 2010. Previously, Mr. Smigiel oversaw SIMC's Global Fixed Income team, where his responsibilities included strategy development and manager evaluation and selection. Mr. Smigiel is currently responsible for developing the investment strategies for the Fund. Robert Specht, CFA serves as portfolio manager for the Dynamic Asset Allocation Fund. Mr. Specht is an Investment Strategist in the Portfolio Strategy Group. Since joining SEI in the beginning of 2011, Mr. Specht has been focused on the modeling and development of derivative overlay strategies. Prior to his employment at SEI, Mr. Specht served as President and Head Trader at Specht Investment Corp, a proprietary option trading firm that he founded in 2009. Mr. Specht began his career as an Option Trader with Group One Trading in 2004 on the floor of the American Stock Exchange. He has experience trading electronically on all major US option exchanges. Mr. Specht earned a BSBA in Finance (summa cum laude) from the University of Florida. He is a CFA Charterholder and a member of The CFA Society of Philadelphia.

There are no other changes in the portfolio management of the Dynamic Asset Allocation Fund.

Change in Sub-Advisers for the Small Cap, Small Cap II and Small/Mid Cap Equity Funds

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for each of the Small Cap, Small Cap II and Small/Mid Cap Equity Funds, the text relating to Montibus Capital Management LLC is hereby deleted.

In addition, under each of the headings "Small Cap Fund," "Small Cap II Fund" and "Small/Mid Cap Equity Fund" under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Montibus Capital Management LLC is hereby deleted.

There are no other changes in the portfolio management of the Small Cap, Small Cap II or Small/Mid Cap Equity Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-950 (7/15)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
Limited Duration Bond Fund
Dynamic Asset Allocation Fund
(the "Funds")

Supplement dated July 17, 2015
to the Statement of Additional Information ("SAI") dated September 30, 2014 as amended on
November 14, 2014, December 24, 2014, January 15, 2015, April 1, 2015 and April 13, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Dynamic Asset Allocation Funds

Under the sub-heading "SIMC," under the heading "Portfolio Management," in the section entitled "The Adviser and The Sub-Advisers," the following information is hereby added to the end of the chart under the sub-section entitled "Ownership of Fund Shares":

Portfolio Manager	Dollar Range of Fund Shares
Robert Specht, CFA*	None

*  As of March 31, 2015.

In addition, under the same sub-heading, the following information is hereby added to the end of the chart under the sub-section entitled "Other Accounts":

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Robert Specht, CFA*	23	$6.48	5	$5.52	0	$0

*  As of March 31, 2015.

None of the accounts listed above are subject to a performance-based advisory fee.

Change in Sub-Advisers for the Small Cap, Small Cap II and Small/Mid Cap Equity Funds

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Montibus Capital Management LLC's management of the Small Cap, Small Cap II and Small/Mid Cap Equity Funds are hereby deleted.

In addition, under the sub-heading "MCM," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Montibus Capital Management LLC's management of the Small Cap, Small Cap II and Small/Mid Cap Equity Funds are hereby deleted.

There are no other changes in the portfolio management of the Small Cap, Small Cap II and Small/Mid Cap Equity Funds.

Change in Sub-Advisers for the Large Cap Diversified Alpha Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to AJO, LP's management of the Large Cap Diversified Alpha Fund is hereby deleted.

Under the same heading, the paragraph related to AQR Capital Management, LLC is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

AQR CAPITAL MANAGEMENT, LLC—AQR Capital Management, LLC ("AQR") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Diversified Alpha, Small Cap and Small Cap II Funds. AQR, a Delaware limited liability company founded in 1998, is a wholly owned subsidiary of AQR Capital Management Holdings, LLC ("AQR Holdings"), which has no activities other than holding the interests of AQR. Clifford S. Asness, Ph.D., may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings.

COHO PARTNERS, LTD.—Coho Partners, Ltd. ("Coho") serves as a Sub-Adviser to a portion of the assets of the Large Cap Diversified Alpha Fund. Coho is 100% employee owned.

In addition, under the sub-heading "AJO," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to AJO, LP's management of the Large Cap Diversified Alpha Fund are hereby deleted.

In addition, under the sub-heading "AQR," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all reference to the "Large Cap, Small Cap and Small Cap II Funds" are hereby deleted and replaced with "Large Cap, Large Cap Diversified Alpha, Small Cap and Small Cap II Funds".

In addition, under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Coho

Compensation. SIMC pays Coho a fee based on the assets under management of the Large Cap Diversified Alpha Fund as set forth in an investment sub-advisory agreement between Coho and SIMC. Coho pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Diversified Alpha Fund. Coho's investment professionals receive a fair salary. Bonuses, when issued, are determined based on the overall performance of the firm. No compensation is paid based on the pre-tax or after-tax performance of any single account or group of accounts. The following information relates to the period ended March 31, 2015.

Ownership of Fund Shares. As of March 31, 2015, Coho's portfolio managers did not beneficially own any shares of the Large Cap Diversified Alpha Fund.

Other Accounts. As of March 31, 2015, in addition to the Large Cap Diversified Alpha Fund, Coho's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Peter A. Thompson	1	$219.3	0	$0.0	61	$1,068.6
Brian L. Kramp, CFA	1	$219.3	0	$0.0	15	$653.7

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, Coho has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

There are no other changes in the portfolio management of the Large Cap Diversified Alpha Fund.

Revision to Custodian Disclosure for the Limited Duration Bond Fund

The paragraph under the section entitled "Custodians" is hereby replaced with the following to reflect the change in Custodian for the Limited Duration Bond Fund to U.S. Bank National Association:

U.S. Bank National Association ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Extended Market Index, S&P 500 Index, Strategic U.S. Large Cap Equity, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Corporate Bond, Ultra Short Duration Bond, Real Return and Limited Duration Bond Funds. Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts, 02109-3661, acts as wire agent and custodian for the assets of the World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Global Equity, Emerging Markets Debt, Dynamic Asset Allocation and Multi-Asset Real Return Funds. U.S. Bank and BBH hold cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-951 (7/15)